As filed with the Securities and Exchange Commission on December 4, 2015.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:  (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:       March 31

Date of reporting period:     April 1, 2015 – September 30, 2015

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA
INCOME SHARES, INC.

Semi-Annual Report

September 30, 2015

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

At the Special Meeting of Shareholders of Transamerica Income Shares, Inc. held on November 6, 2015, shareholders approved the following proposal:

Proposal 1:  Approval of an agreement and plan of reorganization providing for the transfer of all of the assets of Transamerica Income Shares, Inc. (“TIS”), a closed-end fund, to Transamerica Flexible Income, an open-end fund and a series of Transamerica Funds, a Delaware statutory trust (the “Destination Fund”), in exchange for Class I shares of beneficial interest of the Destination Fund and the assumption by the Destination Fund of TIS’s liabilities, followed by the distribution of those shares of beneficial interest of the Destination Fund in complete liquidation of TIS and the dissolution of TIS.

The results of the proxy vote were as follows:

For	Against/Withheld	Abstentions	Broker Non-Votes
4,174,151.924	233,099.584	59,669.368	—

We anticipate a smooth transition of your shares of Transamerica Income Shares into Transamerica Flexible Income. As always, we are grateful for your support as an investor in Transamerica Income Shares. It has been our pleasure to serve you.

Sincerely,

/s/ Marijn P. Smit
Marijn P. Smit

Chairman, President and Chief Executive Officer

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 1, 2015, and held for the entire period until September 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

	Actual Expenses (A)		Hypothetical Expenses (B)
Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period (C) April 1, 2015 - September 30, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period (C) April 1, 2015 - September 30, 2015	Annualized Expense Ratio
$ 1,000.00	$ 989.00	$ 4.13	$ 1,020.90	$ 4.19	0.83%

(A)	Based on net asset value return.

(B)	5% return per year before expenses.

(C)	Expenses are calculated using the Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At September 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	65.2%
Mortgage-Backed Securities	14.4
Asset-Backed Securities	9.8
U.S. Government Agency Obligations	2.7
Short-Term U.S. Government Obligations	2.6
U.S. Government Obligations	2.5
Securities Lending Collateral	1.5
Preferred Stocks	1.3
Municipal Government Obligations	1.3
Foreign Government Obligations	1.1
Repurchase Agreement	1.0
Convertible Preferred Stocks	0.6
Net Other Assets (Liabilities)	(4.0)
Total	100.0%

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.8%
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	$ 637,053	$ 639,438
CIFC Funding, Ltd.
Series 2012-2A, Class A3R
3.03%, 12/05/2024 (A) (B)	635,000	634,604
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.47%, 09/25/2036 (B)	2,000,000	1,805,814
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	198,707	198,310
Series 2014-1, Class A
2.54%, 05/20/2027 (A)	451,957	456,589
GSAA Trust
Series 2006-1, Class A3
0.52%, 01/25/2036 (B)	909,695	620,764
GSAMP Trust
Series 2006-HE1, Class A2D
0.50%, 01/25/2036 (B)	1,230,000	1,176,435
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (A)	225,814	227,589
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.46%, 03/20/2036 (B)	440,768	438,300
Series 2007-2, Class M1
0.53%, 07/20/2036 (B)	100,000	96,238
Lehman XS Trust
Series 2005-8, Class 1A3
0.54%, 12/25/2035 (B)	977,835	644,539
Marine Pakr CLO, Ltd.
Series 2012-1A, Class BR
2.88%, 10/12/2023 (A) (B)	490,000	478,861
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T2, Class AT2
3.30%, 08/17/2048 (A)	670,000	670,000
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	725,000	716,325
Ocwen Master Advance Receivables Trust
Series 2015-1, Class CT1
3.52%, 09/17/2046 (A)	500,000	500,000
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.51%, 02/25/2036 (B)	472,541	464,241
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	258,788	260,312
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 (A)	1,672,058	1,856,469
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.62%, 03/25/2037 (A) (B)	371,953	363,521
Welk Resorts LLC
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	399,479	401,101

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 (A)	$ 369,576	$ 369,114
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	712,039	713,662

Total Asset-Backed Securities (Cost $11,672,238)		13,732,226

CORPORATE DEBT SECURITIES - 65.2%
Aerospace & Defense - 0.4%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	450,000	362,250
7.50%, 03/15/2025 (A)	245,000	183,750

		546,000

Airlines - 1.9%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	337,318	384,542
American Airlines Pass-Through Trust
4.00%, 01/15/2027	625,802	638,318
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	637,217	672,264
UAL Pass-Through Trust
10.40%, 05/01/2018	325,871	349,268
US Airways Pass-Through Trust
3.95%, 05/15/2027	412,303	413,870
Virgin Australia Trust
5.00%, 04/23/2025 (A)	251,404	261,460

		2,719,722

Automobiles - 0.5%
General Motors Co.
3.50%, 10/02/2018	490,000	493,954
4.88%, 10/02/2023	175,000	177,483

		671,437

Banks - 9.3%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	1,212,000	1,587,821
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	800,000	853,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (D)	1,095,000	1,346,302
Deutsche Bank AG
1.64%, 08/20/2020 (B) (C)	150,000	150,774
4.50%, 04/01/2025	870,000	842,919
HBOS PLC Series MTN
6.75%, 05/21/2018 (A)	1,015,000	1,118,719
HSBC Holdings PLC
6.38%, 09/17/2024 (B) (D)	615,000	588,094
ING Bank NV
5.80%, 09/25/2023 (A)	925,000	1,002,877
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	480,000	473,663
Series MTN
3.13%, 01/15/2016	545,000	547,947
Regions Bank
7.50%, 05/15/2018	1,115,000	1,250,095

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	$ 1,210,000	$ 1,219,611
Santander Bank NA
2.00%, 01/12/2018	610,000	607,946
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (A)	230,000	223,962
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (D)	1,065,000	1,124,906

		12,939,436

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	295,361

Biotechnology - 0.3%
Celgene Corp.
2.88%, 08/15/2020	$ 455,000	459,128

Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	550,000	442,750
Owens Corning
4.20%, 12/15/2022	1,390,000	1,408,249

		1,850,999

Capital Markets - 1.8%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (B) (D)	395,000	393,519
Morgan Stanley
5.45%, 07/15/2019 (B) (D)	305,000	300,275
5.75%, 01/25/2021	400,000	456,190
Prospect Capital Corp.
5.88%, 03/15/2023 (C)	805,000	795,307
UBS AG
7.63%, 08/17/2022	490,000	563,739

		2,509,030

Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021	800,000	892,255

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.50%, 09/01/2021	1,005,000	954,592

Construction Materials - 0.8%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,115,000	1,119,621

Consumer Finance - 1.6%
Discover Financial Services
3.75%, 03/04/2025	725,000	702,125
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	1,430,000	1,494,350

		2,196,475

Containers & Packaging - 0.8%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
6.00%, 06/15/2017 (A)	190,000	185,963
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	720,000	741,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Coveris Holdings SA
7.88%, 11/01/2019 (A)	$ 200,000	$ 189,500

		1,117,063

Diversified Financial Services - 3.9%
Citigroup, Inc.
5.95%, 01/30/2023 (B) (D)	1,070,000	1,038,569
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (D)	700,000	808,500
ILFC E-Capital Trust I
4.57%, 12/21/2065 (A) (B)	575,000	526,125
Jefferies Group LLC
5.13%, 01/20/2023	440,000	440,868
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	1,110,000	1,295,575
Vesey Street Investment Trust I
4.40%, 09/01/2016 (E)	835,000	857,345
Voya Financial, Inc.
5.50%, 07/15/2022	470,000	535,319

		5,502,301

Diversified Telecommunication Services - 2.5%
AT&T, Inc. 3.40%, 05/15/2025	285,000	272,031
CenturyLink, Inc.
5.80%, 03/15/2022	710,000	607,050
Frontier Communications Corp.
7.63%, 04/15/2024	710,000	592,850
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	1,515,000	1,745,847
Verizon Communications, Inc.
1.87%, 09/15/2016 (B)	250,000	252,373

		3,470,151

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 (A)	365,000	385,192

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.50%, 04/01/2022	670,000	662,109

Energy Equipment & Services - 2.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	440,000	462,550
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,043,250
Seadrill, Ltd.
6.13%, 09/15/2017 (A)	325,000	250,250
Transocean, Inc.
6.88%, 12/15/2021	490,000	365,501
Weatherford International, Ltd.
9.63%, 03/01/2019	730,000	782,074

		2,903,625

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	720,000	729,493

Food Products - 0.9%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	600,000	603,931

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
7.38%, 02/15/2022	$ 635,000	$ 644,525

		1,248,456

Health Care Equipment & Supplies - 0.5%
Mallinckrodt International Finance SA
3.50%, 04/15/2018	680,000	659,600

Health Care Providers & Services - 1.6%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	500,000	520,000
Express Scripts Holding Co.
4.75%, 11/15/2021	960,000	1,036,504
Owens & Minor, Inc.
3.88%, 09/15/2021	615,000	620,467

		2,176,971

Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC
6.50%, 02/15/2025 (A)	365,000	328,500
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	182,000	179,270
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	756,039

		1,263,809

Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	527,625

Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	787,800

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021	1,080,000	1,094,850

Insurance - 8.5%
American Financial Group, Inc.
9.88%, 06/15/2019	920,000	1,149,098
Chubb Corp.
6.38%, 03/29/2067 (B)	879,000	866,914
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,405,000	1,501,977
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	999,520
Lincoln National Corp.
8.75%, 07/01/2019	625,000	763,395
Oil Insurance, Ltd.
3.31%, 11/02/2015 (A) (B) (D)	675,000	573,750
Principal Financial Group, Inc.
8.88%, 05/15/2019	285,000	347,833
Prudential Financial, Inc.
5.38%, 05/15/2045 (B)	870,000	863,475
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	810,000	678,375
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 (A) (B)	1,250,000	1,315,375
Stone Street Trust
5.90%, 12/15/2015 (A)	1,400,000	1,415,081

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	$ 1,360,000	$ 1,373,600

		11,848,393

IT Services - 0.6%
Cardtronics, Inc.
5.13%, 08/01/2022	880,000	844,800

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	730,000	732,043

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A)	280,000	274,400

Media - 0.7%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	696,313
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	340,000	328,950

		1,025,263

Metals & Mining - 1.4%
Anglo American Capital PLC
9.38%, 04/08/2019 (A)	555,000	586,929
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	325,000	308,750
Glencore Funding LLC
2.50%, 01/15/2019 (A)	220,000	187,550
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	856,347

		1,939,576

Multi-Utilities - 0.6%
Black Hills Corp.
5.88%, 07/15/2020	700,000	799,203

Oil, Gas & Consumable Fuels - 4.5%
California Resources Corp.
5.00%, 01/15/2020 (C)	323,000	207,728
Chesapeake Energy Corp.
3.54%, 04/15/2019 (B) (C)	100,000	71,000
6.50%, 08/15/2017 (C)	675,000	609,187
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	438,000	428,145
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	379,000	361,945
Energy Transfer Partners, LP
2.50%, 06/15/2018	300,000	298,668
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	695,000	177,225
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	525,000	504,000
ONEOK Partners, LP
4.90%, 03/15/2025	570,000	530,710
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	469,625
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	571,000	616,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	$ 925,000	$ 1,082,250
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	270,000	264,938
YPF SA
8.50%, 07/28/2025 (A)	715,000	620,262

		6,242,363

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	480,000	494,549

Pharmaceuticals - 1.0%
Actavis Funding SCS
1.30%, 06/15/2017	135,000	133,779
3.80%, 03/15/2025	625,000	603,774
Actavis, Inc.
3.25%, 10/01/2022	465,000	453,462
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	145,000	138,566
6.13%, 04/15/2025 (A)	123,000	117,157

		1,446,738

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	451,000	412,665

Real Estate Investment Trusts - 2.9%
CBL & Associates, LP
5.25%, 12/01/2023	490,000	510,455
EPR Properties
7.75%, 07/15/2020	1,190,000	1,405,245
Government Properties Income Trust
3.75%, 08/15/2019	805,000	825,483
Kilroy Realty, LP
6.63%, 06/01/2020	595,000	686,094
Vereit Operating Partnership, LP
2.00%, 02/06/2017	685,000	671,300

		4,098,577

Road & Rail - 1.6%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	530,000	543,250
7.13%, 10/15/2020 (A)	1,500,000	1,736,250

		2,279,500

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	400,000	406,694

Software - 0.3%
First Data Corp.
6.75%, 11/01/2020 (A)	423,000	442,035

Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	635,000	506,413

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A) (F)	710,000	709,801

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.9%
Imperial Tobacco Finance PLC
2.05%, 07/20/2018 (A)	$ 630,000	$ 629,631
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	575,000	680,903

		1,310,534

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	880,000	910,800

Wireless Telecommunication Services - 3.3%
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	965,000	1,042,368
6.11%, 01/15/2040 (A)	1,065,000	1,200,178
SBA Tower Trust
5.10%, 04/15/2042 (A)	1,440,000	1,472,944
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	875,000	918,138

		4,633,628

Total Corporate Debt Securities (Cost $89,835,801)		91,041,076

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Mexican Bonos
7.25%, 12/15/2016	MXN 14,000,000	861,944
8.50%, 12/13/2018	10,285,700	674,400

Total Foreign Government Obligations (Cost $1,937,861)		1,536,344

MORTGAGE-BACKED SECURITIES - 14.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	$ 292,154	299,190
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	163,676	166,911
Series 2005-14, Class 4A1
0.41%, 05/25/2035 (B)	1,099,294	931,168
Series 2006-OC1, Class 2A3A
0.51%, 03/25/2036 (B)	1,190,376	1,042,013
Banc of America Funding Trust
Series 2007-3, Class TA2
0.38%, 04/25/2037 (B)	687,059	487,520
BB-UBS Trust
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	745,000	718,827
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (A)	600,000	636,938
Series 2014-BXO, Class C
2.20%, 08/15/2027 (A) (B)	765,000	755,856
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.81%, 08/26/2035 (A) (B)	178,437	176,789
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	204,339	214,987
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 (A) (B)	366,100	363,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	$ 257,686	$ 263,099
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.36%, 08/15/2026 (A) (B)	1,000,000	997,945
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.96%, 06/15/2033 (A) (B)	320,000	315,883
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	389,423	402,676
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	651,271	664,124
COMM Mortgage Trust
Series 2014-PAT, Class D
2.36%, 08/13/2027 (A) (B)	930,000	911,127
CSMC Trust
Series 2010-18R, Class 1A11
2.61%, 08/26/2035 (A) (B)	58,558	58,189
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	700,000	730,261
Series 2015-DEAL, Class D
3.31%, 04/15/2029 (A) (B)	1,000,000	986,889
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1
0.32%, 05/25/2037 (B)	364,416	210,203
Hilton USA Trust Series 2013-HLF, Class CFL
2.10%, 11/05/2030 (A) (B)	394,186	393,324
Impac CMB Trust Series 2007-A, Class A
0.44%, 05/25/2037 (A) (B)	499,048	480,413
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1
4.16%, 08/25/2037 (B)	253,979	196,805
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.70%, 12/26/2037 (A) (B)	155,705	154,887
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (A)	92,028	95,091
Series 2009-R7, Class 12A1
2.75%, 08/26/2036 (A) (B)	53,341	52,948
Series 2009-R7, Class 1A1
2.36%, 02/26/2036 (A) (B)	359,420	353,607
Series 2009-R7, Class 4A1
2.67%, 09/26/2034 (A) (B)	124,591	123,123
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 (A) (B)	221,165	223,631
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.96%, 06/15/2049 (B)	760,000	786,833
Series 2007-LD11, Class ASB
5.96%, 06/15/2049 (B)	189,483	194,666
Series 2014-FBLU, Class C
2.21%, 12/15/2028 (A) (B)	900,000	900,435
Series 2015-CSMO, Class C
2.46%, 01/15/2032 (A) (B)	435,000	431,878

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB
5.81%, 06/15/2050 (A) (B)	$ 936,000	$ 980,261
JPMorgan Re-REMIC Trust Series 2009-7, Class 8A1
2.93%, 01/27/2047 (A) (B)	27,596	27,621
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
6.05%, 07/15/2044 (B)	399,889	424,761
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 (A) (B)	406,462	426,588
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	303,794	311,629
ORES LLC Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	140,919	140,919
RALI Trust
Series 2006-QO1, Class 3A1
0.46%, 02/25/2046 (B)	1,037,562	635,597
Series 2006-QO2, Class A1
0.41%, 02/25/2046 (B)	135,191	61,068
Series 2007-QH5, Class AI1
0.40%, 06/25/2037 (B)	486,175	356,332
Residential Asset Securitization Trust Series 2004-A4, Class A11
5.50%, 08/25/2034	893,201	934,760
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	70,249	70,936
Series 2003-L, Class 1A2
2.51%, 11/25/2033 (B)	54,982	54,991

Total Mortgage-Backed Securities (Cost $19,582,497)		20,147,528

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
California - 1.1%
State of California, General Obligation Unlimited
7.95%, 03/01/2036	1,195,000	1,440,501

Rhode Island - 0.2%
Rhode Island Commerce Corp., Revenue Bonds AGM
6.00%, 11/01/2015 (G)	295,000	296,047

Total Municipal Government Obligations (Cost $1,516,896)		1,736,548

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	745,726	152,987
Federal National Mortgage Association 3.50%, TBA (F)	3,455,000	3,649,344

Total U.S. Government Agency Obligations (Cost $4,117,475)		3,802,331

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	$ 1,000,413	$ 1,200,144
U.S. Treasury Note
2.00%, 02/15/2025	445,000	443,262
2.50%, 08/15/2023	1,783,200	1,863,861

Total U.S. Government Obligations (Cost $3,262,002)		3,507,267

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
Multi-Utilities - 0.3%
Dominion Resources, Inc.
Series A, 6.13%	7,000	387,170

Pharmaceuticals - 0.1%
Allergan PLC
Series A, 5.50%	217	204,731

Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.
Series A, 6.38%	5,000	238,550

Total Convertible Preferred Stocks (Cost $842,412)		830,451

PREFERRED STOCKS - 1.3%
Banks - 0.3%
CoBank ACB
Series F, 6.25% (A) (B)	4,530	468,289

Consumer Finance - 0.2%
Ally Financial, Inc.
Series A, 8.50% (B)	10,341	268,142

Diversified Telecommunication Services - 0.8%
Centaur Funding Corp.
Series B, 9.08% (A)	852	1,039,972

Total Preferred Stocks (Cost $1,532,889)		1,776,403

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill
0.01%, 10/29/2015 (H)	$ 1,228,000	$ 1,227,993
0.04%, 12/10/2015 - 12/17/2015 (H)	2,437,000	2,436,816

Total Short-Term U.S. Government Obligations (Cost $3,664,809)		3,664,809

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (H)	2,055,342	2,055,342

Total Securities Lending Collateral (Cost $2,055,342)		2,055,342

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2015, to be repurchased at $1,336,416 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $1,363,294.	$ 1,336,415	1,336,415

Total Repurchase Agreement (Cost $1,336,415)		1,336,415

Total Investments (Cost $141,356,637) (I)		145,166,740
Net Other Assets (Liabilities) - (4.0)%		(5,528,969)

Net Assets - 100.0%		$ 139,637,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS Investments
Asset-Backed Securities	$—	$13,732,226	$—	$13,732,226
Corporate Debt Securities	—	91,041,076	—	91,041,076
Foreign Government Obligations	—	1,536,344	—	1,536,344
Mortgage-Backed Securities	—	20,147,528	—	20,147,528
Municipal Government Obligations	—	1,736,548	—	1,736,548
U.S. Government Agency Obligations	—	3,802,331	—	3,802,331
U.S. Government Obligations	—	3,507,267	—	3,507,267
Convertible Preferred Stocks	830,451	—	—	830,451
Preferred Stocks	1,776,403	—	—	1,776,403
Short-Term U.S. Government Obligations	—	3,664,809	—	3,664,809
Securities Lending Collateral	2,055,342	—	—	2,055,342
Repurchase Agreement	—	1,336,415	—	1,336,415

Total Investments	$4,662,196	$140,504,544	$—	$145,166,740

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $58,254,704, representing 41.7% of the Fund’s net assets.
(B)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(C)	All or a portion of the security is on loan. The total value of all securities on loan is $2,011,754. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(G)	Illiquid security. Total aggregate value of illiquid securities is $296,047, representing 0.2% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at September 30, 2015.
(I)	Aggregate cost for federal income tax purposes is $141,356,637. Aggregate gross unrealized appreciation and depreciation for all securities is $7,976,601 and $4,166,498, respectively. Net unrealized appreciation for tax purposes is $3,810,103.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
MXN	Mexican Peso

MUNICIPAL INSURER ABBREVIATION:

AGM	Assured Guaranty Municipal Corp.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2015

(unaudited)

Assets:
Investments, at value (cost $140,020,222) (including securities loaned of $2,011,754)	$143,830,325
Repurchase agreement, at value (cost $1,336,415)	1,336,415
Receivables:
Interest	1,459,611
Dividends	16,422
Tax reclaims	1,652
Net income from securities lending	672
Prepaid expenses	308

Total assets	146,645,405

Liabilities:
Payables and other liabilities:
When-issued, delayed-delivery, and forward commitment securities purchased	4,355,474
Investment advisory fees	57,639
Administration fees	2,882
Transfer agent fees	5,543
Directors and CCO fees	108
Audit and tax fees	5,167
Legal fees	5,551
Printing and shareholder reports fees	1,480
Distributions payable to shareholders	454,952
Other	63,496
Collateral for securities on loan	2,055,342

Total liabilities	7,007,634

Net assets	$139,637,771

Net assets consist of:
Paid-in capital	$140,831,349
Undistributed (distributions in excess of) net investment income (loss)	(1,739,488)
Accumulated net realized gain (loss)	(3,260,940)
Net unrealized appreciation (depreciation) on:
Investments	3,810,103
Translation of assets and liabilities denominated in foreign currencies	(3,253)

Net assets	$139,637,771

Shares of common stock outstanding (20,000,000 shares at $1.00 par value)	6,318,771

Net asset value per share	$22.10

STATEMENT OF OPERATIONS

For the period ended September 30, 2015

(unaudited)

Investment Income:
Dividend income	$96,128
Interest income	3,423,660
Net income from securities lending	6,740

Total investment income	3,526,528

Expenses:
Investment advisory fees	356,649
Administration fees	17,832
Transfer agent fees	22,236
Directors and CCO fees	10,102
Audit and tax fees	5,408
Custody fees	24,300
Legal fees	24,666
Printing and shareholder reports fees	19,059
Merger fees	103,961
Other	10,638

Total expenses	594,851

Net investment income (loss)	2,931,677

Net realized gain (loss) on:
Investments	(175,707)
Foreign currency transactions	(6,125)

Net realized gain (loss)	(181,832)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,442,284)
Translation of assets and liabilities denominated in foreign currencies	47

Net change in unrealized appreciation (depreciation)	(4,442,237)

Net realized and change in unrealized gain (loss)	(4,624,069)

Net increase (decrease) in net assets resulting from operations	$(1,692,392)

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	September 30, 2015 (unaudited)	March 31, 2015
From operations:
Net investment income (loss)	$2,931,677	$5,791,088
Net realized gain (loss)	(181,832)	1,169,817
Net change in unrealized appreciation (depreciation)	(4,442,237)	(2,242,585)

Net increase (decrease) in net assets resulting from operations	(1,692,392)	4,718,320

Distributions to shareholders:
Net investment income	(2,900,317)	(6,208,195)

Net increase (decrease) in net assets	(4,592,709)	(1,489,875)

Net assets:
Beginning of period/year	144,230,480	145,720,355

End of period/year	$139,637,771	$144,230,480

Undistributed (distributions in excess of) net investment income (loss)	$(1,739,488)	$(1,770,848)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	September 30, 2015 (unaudited)		March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012	March 31, 2011
Net asset value, beginning of period/year	$22.83		$23.06	$23.31	$22.23	$22.46	$22.04

Investment operations:
Net investment income (loss) (A)	0.46		0.92	1.02	1.22	1.37	1.47
Net realized and unrealized gain (loss)	(0.73)		(0.17)	(0.17)	1.14	(0.11)	0.63

Total investment operations	(0.27)		0.75	0.85	2.36	1.26	2.10

Distributions:
Net investment income	(0.46)		(0.98)	(1.10)	(1.28)	(1.49)	(1.68)

Net asset value, end of period/year	$22.10		$22.83	$23.06	$23.31	$22.23	$22.46

Market value, end of period/year	$21.66		$20.38	$20.80	$21.62	$21.79	$21.08

Total net asset value return (B)	(1.10	)%(C)	3.84%	4.29%	10.74%	5.92%	10.00%

Total market price return (D)	8.59	%(C)	2.77%	1.42%	4.78%	10.62%	0.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$139,638		$144,230	$145,720	$147,262	$140,461	$141,907
Expenses to average net assets	0.83	%(E)	0.75%	0.75%	0.72%	0.78%	0.80%
Net investment income (loss) to average net assets	4.11	%(E)	3.97%	4.41%	5.36%	6.19%	6.61%
Portfolio turnover rate	9	%(C)	24%	32%	30%	33%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Total net asset value return is based on the change in current net asset value on the first day of each year reported and a sale at the current net asset value on the last day of each year reported, and assuming reinvestment of dividends and other distributions at the market prices on the payable dates. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.
(C)	Not annualized.
(D)	Total market price return is based on the change in current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, taking into account dividends revinvested at market prices in accordance with the terms of the dividend reinvestment plan.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2015

(unaudited)

1. ORGANIZATION

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund applies investment company accounting and reporting guidance. The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Fund. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Fund’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of fund holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Fund; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Fund by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Fund by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Fund’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and its dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Fund. State Street performs back office services to support TFS, including furnishing financial and performance information about the Fund for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Fund, as numerated within the Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. See “Automatic Reinvestment Plan” on page 21 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

3. SECURITY VALUATION (continued)

input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

3. SECURITY VALUATION (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. SECURITIES AND OTHER INVESTMENTS

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Illiquid securities held at September 30, 2015, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2015, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2015, if any, are identified in the Schedule of Investments. Open balances at September 30, 2015, if any, are included in When-issued, delayed-delivery, or forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as Interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, or forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.

When-issued, delayed-delivery, or forward commitment transactions held at September 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, or forward commitment securities purchased or sold in the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund’s assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Net income from securities lending in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at September 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2015.

Open repurchase agreements at September 30, 2015, if any, are included within the Schedule of Investments.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by the class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2015.

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,055,342	$—	$—	$—	$2,055,342
Total Borrowings	$2,055,342	$—	$—	$—	$2,055,342
Gross amount of recognized liabilities for securities lending transactions					$2,055,342

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Fund.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2015

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TFS is the Fund’s administrator. TAM and TFS are affiliates of Aegon NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. No interested director, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Fund.

Investment advisory fees: The Fund pays management fees to TAM at an annual rate of 0.50% on daily Average Net Assets (“ANA”).

TAM has voluntarily elected to waive and/or reimburse Fund expenses to the extent that the total operating expenses of the Fund exceeds the following expense limit percentages to the Fund’s daily ANA:

Daily ANA	Operating Expense Limit
First 30 million	1.50%
Over 30 million	1.00%

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees included within the Statement of Assets and Liabilities and the Statement of Operations represent expenses paid for external legal services.

7. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2015, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 12,446,242	$—	$12,493,651	$—

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Directors” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income Shares, Inc. (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Directors”), unanimously approved the renewal of each of the Agreements through June 30, 2016. Prior to reaching their decision, the Directors requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Directors also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Directors had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Director may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Directors also noted recent changes in the Fund’s portfolio management team. The Directors noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of the investment sub-adviser to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica funds, including the Fund, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable closed-end funds, as prepared by Lipper, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2014. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Fund’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the costs of providing and procuring fund management services, as well as the cost of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Fund. As a result, the Board focused on profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Fund benefited from any economies of scale. The Board considered the Fund’s investment advisory fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through investments in maintaining and developing its capabilities and services. The Directors concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, and the Sub-Adviser from their Relationships with the Fund

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Fund and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Directors, including the Independent Directors, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of each Agreement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:

At the annual meeting of shareholders held on July 10, 2015, the results of Proposal 1 were as follows:

Proposal 1: To elect three Directors to serve as Class III Directors for three year terms, and until their successors are duly elected and qualify.

Proposed Director	For	Against/Withheld	Abstentions	Broker Non-Votes
Sandra N. Bane	5,077,990.822	436,181.861	—	—
David W. Jennings	5,079,481.822	434,690.861	—	—
Marijn P. Smit	5,065,080.447	449,092.236	—	—

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

(unaudited)

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare

P.O. Box 43006

Providence, RI 02940-3006

Telephone: 800-454-9575

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Transamerica Income Shares, Inc.

NOTICE OF PRIVACY POLICY

(unaudited)

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Semi-Annual Report 2015

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable (no change from annual report).

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	December 4, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	December 4, 2015

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer